U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 2, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:    North Square Investments Trust (the “Trust”)
    File Nos.: 333-226989 and 811-23373
North Square Strategic Income Fund (S000067945)
North Square Advisory Research Small Cap Value Fund (S000067944)
North Square Altrinsic International Equity Fund (S000069691)
North Square McKee Bond Fund (S000069692)(the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of the Funds hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2023, and filed electronically as Post-Effective Amendment No. 24 to the Funds’ Registration Statement on Form N-1A on February 22, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at hannah.hathaway@usbank.com.

Sincerely,

/s/ Hannah Hathaway
Hannah Hathaway
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust